Shareholder Report, Holdings (Details) - Tactical Advantage ETF	Sep. 30, 2024
iShares 0-3 Month Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Vanguard Industrials ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
SPDR Gold MiniShares Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
SPDR S&P Homebuilders ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Vanguard Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
VanEck Semiconductor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Vanguard Mid-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Communication Services Select Sector SPDRÂ Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Vanguard Information Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Invesco S&P MidCap Quality ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.20%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%